Condensed financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,024,054	$ 5,242,789	$ 6,578,260
Adjustments to reconcile net income to cash used in operating activities:
Net cash used in operating activities	(3,132,666)	(4,472,780)	(129,639)
CHANGES IN CASH	68,238	(935,098)	771,266
CASH AND RESTRICTED CASH, BEGINNING OF THE YEAR	199,864	1,134,962	363,696
CASH AND RESTRICTED CASH, END OF THE YEAR	268,102	199,864	1,134,962
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	7,417,705	5,782,018	6,775,739
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(7,417,705)	(5,782,018)	(6,775,739)
Net cash used in operating activities	0	0	0
CHANGES IN CASH	0	0	0
CASH AND RESTRICTED CASH, BEGINNING OF THE YEAR	0	0	0
CASH AND RESTRICTED CASH, END OF THE YEAR	$ 0	$ 0	$ 0